Note 7 - Commitments and Contingencies (Details Textual) $ in Thousands	Sep. 30, 2016 USD ($)
Number of Vessels Under Construction	2
Future Minimum Long Term Charter Revenue	$ 21,370
Purchase Obligation, Due in Second Year	5,540
Purchase Obligation, Due in Third Year	$ 19,390